RELATED PARTY TRANSACTIONS - Disclosure of information about HCI's share acquisitions from company (Details) - HCI [Member] - $ / shares		12 Months Ended
	Dec. 08, 2020	Aug. 31, 2022
Disclosure of transactions between related parties [line items]
Common shares acquired from company		25,226,672
Price per common shares acquired from company	$ 2.23
May 2018 [Member] | Prospectus Offering [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		2,490,900
Price per common shares acquired from company		$ 1.5
May 2018 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		1,509,099
February 2019 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		2,141,942
Price per common shares acquired from company		$ 1.33
April 2019 [Member] | Exercise of Warrants [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		177,000
Price per common shares acquired from company		$ 1.7
June 2019 [Member] | Exercise of Warrants [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		80,000
Price per common shares acquired from company		$ 1.7
June 2019 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		1,111,111
Price per common shares acquired from company		$ 1.17
August 2019 [Member] | Prospectus Offering [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		2,856,000
Price per common shares acquired from company		$ 1.25
August 2019 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		6,940,000
Price per common shares acquired from company		$ 1.32
December 2019 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		1,612,931
Price per common shares acquired from company		$ 1.24
June 2020 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		500,000
Price per common shares acquired from company		$ 1.4
October 2020 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		1,146,790
Price per common shares acquired from company		$ 2.18
December 2020 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		1,121,076
Price per common shares acquired from company		$ 2.23
February 2021 [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company		3,539,823
Price per common shares acquired from company		$ 1.695